Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value_Details of net gain or loss on financial instrument at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) on financial instruments at fair value through profit or loss designated upon initial recognition [Abstract]
Gain (loss) on equity-linked securities	₩ (665,000,000)	₩ (33,237,000,000)	₩ 15,887,000,000
Gain on other financial instruments	0	0	1,597,000,000
Total	₩ (665,000,000)	₩ (33,237,000,000)	₩ 17,484,000,000